Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Going Concern

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Product candidates currently under development require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval, prior to any commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from any product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities. The Company has incurred recurring losses since its inception, including net losses of $105.7 million and $58.2 million for the nine months ended September 30, 2021 and 2020, respectively. In addition, the Company had an accumulated deficit of $321.7 million as of September 30, 2021.

The net cash used in operating and investing activities was $93.9 million for the nine months ended September 30, 2021. The Company believes the cash and cash equivalents on hand at September 30, 2021 of $136.4 million will be sufficient to fund the Company’s operations for more than 12 months from the issuance date of these unaudited condensed consolidated financial statements. The future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its operations.

The Company continues to assess its business plans and the impact the COVID-19 pandemic may have on its ability to advance the testing, development and manufacturing of its drug candidates, including as a result of adverse impacts on the research sites, service providers, vendors, or suppliers on whom it relies, or to raise financing to support the development of its drug candidates. No assurances can be given that this analysis will enable it to avoid part or all of any impact from the spread of COVID-19, including variant strains of COVID-19, or its consequences, including downturns in business sentiment generally or in its sector in particular. The COVID-19 pandemic has presented a substantial public health and economic challenge around the world. The Company’s business operations have been impacted to varying degrees. In addition, the responses to COVID-19 by healthcare providers and regulatory agencies have caused disruptions, including interruptions in the Company’s preclinical and clinical trial activities, as well as delays and other disruptions in its manufacturing and supply chain, which the Company also expects will continue for the remainder of the year and possibly beyond 2021. The Company cannot presently predict the scope and severity of any potential business shutdowns or disruptions, but if the Company or any of the third parties on whom it relies or with whom it conducts business were to experience shutdowns or other business disruptions, its ability to conduct business in the manner and on the timelines presently planned could be materially and adversely impacted.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, (Topic 842) Leases (“ASU 2016-02”). ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases. The ASU will also require new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. For public entities, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018. In June 2020, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842) Effective Dates for Certain Entities (“ASU 2020-05”) deferred the effective date for one year for entities in the “all other” category (those that are not public business entities, certain nonprofit entities, and certain employee benefit plans). For all other entities, the amendments in ASU 2020-05 are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As a result of the Company having elected the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act, ASU 2016-02 is effective for the Company for the year ending December 31, 2022, and all interim periods thereafter. Early adoption is permitted. In July 2018, the FASB issued ASU 2018-11 Leases – Targeted Improvements (“ASU 2018-11”), intended to ease the implementation of the new lease standard for financial statement preparers by, among other things, allowing for an additional transition method. In lieu of presenting transition requirements to comparative periods, as previously required, an entity may now elect to show a cumulative effect adjustment on the date of adoption without the requirement to recast prior period financial statements or disclosures presented in accordance with ASU 2016-02.

The Company is continuing to evaluate developments within the new lease guidance and is finalizing its evaluation of its existing population of contracts to ensure all contracts that meet the definition of a lease contract under the new standard are identified. The Company is currently evaluating the impact that the adoption of this guidance will have on its financial statements and footnote disclosures and expects the standard will have a material impact on the consolidated balance sheet related to the recognition of right-of-use assets and lease liabilities for operating leases. The standard is not expected to have a material impact on the consolidated statement of operations.